Related Party Transactions (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Options 06 [Member]
Related Party Transaction, Amounts of Transaction			$ 120,000	$ 493,000
Options 004 [Member]
Related Party Transaction, Amounts of Transaction			143,000	185,000
Director [Member]
Due to Related Parties	$ 103,000		190,000
Amount owed from related party			45,000	102,000
Officer [Member]
Management and consulting fees	73,000	$ 59,000
Due to Related Parties			145,000	1,360,000
Vendor [Member]
Due to Related Parties	$ 25,000		45,000
Amount owed from related party			$ 11,000	$ 53,000
CEO and VP [Member]
Debt conversion, converted instrument, shares issued	26,828,800
Debt conversion, converted instrument, accrued interest	$ 67,072